Business Acquisition (Details Narrative) - USD ($)				6 Months Ended	12 Months Ended
	Nov. 14, 2017	Nov. 13, 2017	Nov. 13, 2017	Jan. 31, 2019	Jul. 31, 2019	Jul. 16, 2019	Nov. 30, 2018
Business Acquisition [Line Items]
Description of subscription receipts under concurrent financing					The Company completed a concurrent financing consisting of 9,102,141 subscription receipts of the Company (the “Subscription Receipts”), at an issue price of CAD$0.66 per Subscription Receipt, with each Subscription Receipt being automatically converted, at no additional cost to the subscriber, upon the completion of the Acquisition for one common share and one share purchase warrant exercisable at a price of CAD$0.90 for a period of 24 months from the date of issuance. Each warrant is subject to acceleration provisions following the six-month anniversary of the date of closing, if the closing trading price of the common shares is equal to or greater than CAD$1.20 for seven consecutive trading days, at which time the Company may accelerate the expiry date of the warrants by issuing a press release announcing the reduced warrant term whereupon the warrant will expire 21 calendar days after the date of such press release
Repayment of loan				$ 1,175,000	$ 6,656,444
Class of warrants issue price						7,333	3,206,160
Assignment Agreement | Toro Pacific Management Inc. [Member]
Business Acquisition [Line Items]
Description of subscription receipts under concurrent financing			The Assignment Agreement was amended, whereby the Company would issue the 1,000,000 common shares as follows: a. 470,000 common shares to Benjamin Rutledge upon closing of the Acquisition (issued); b. 60,000 common shares to Chris Hunt upon closing of the Acquisition (issued); c. 470,000 common shares to the Transferor according to the following schedule: · 1/10 of the Transferor's shares upon closing of the Acquisition (issued); · 1/6 of the remaining Transferor's shares 6 months after closing the Acquisition (issued); · 1/5 of the remaining Transferor's shares 12 months after closing the Acquisition; · 1/4 of the remaining Transferor's shares 18 months after closing the Acquisition; · 1/3 of the remaining Transferor's shares 24 months after closing the Acquisition; · 1/2 of the remaining Transferor's shares 30 months after closing the Acquisition; and · the remaining Transferor's shares 36 months after closing the Acquisition.
Nevada Medical Group LLC (NMG)
Business Acquisition [Line Items]
Number of shares issued under acquisition	16,000,000
Fair value of number of shares issued under acquisition	$ 5,386,155
Present value of promissory note	1,887,863
Promissory note issued gross	2,175,000
Cash considerations	2,309,000
Transaction costs	$ 330,324
Nevada Medical Group LLC (NMG) | Assignment Agreement
Business Acquisition [Line Items]
Number of shares issued under acquisition		1,000,000
Remaining number of shares issued under acquisition		423,000
Remaining fair value of number of shares issued under acquisition		$ 135,202	$ 135,202
Nevada Medical Group LLC (NMG) | Benjamin Rutledge | Assignment Agreement
Business Acquisition [Line Items]
Number of shares issued under acquisition		470,000
Nevada Medical Group LLC (NMG) | Chris Hunt
Business Acquisition [Line Items]
Number of shares issued under acquisition	60,000
Fair value of number of shares issued under acquisition	$ 20,192
Nevada Medical Group LLC (NMG) | Chris Hunt | Assignment Agreement
Business Acquisition [Line Items]
Number of shares issued under acquisition		60,000
Nevada Medical Group LLC (NMG) | Toro Pacific Management Inc. [Member]
Business Acquisition [Line Items]
Number of shares issued under acquisition	47,000
Fair value of number of shares issued under acquisition	$ 15,816
Nevada Medical Group LLC (NMG) | Toro Pacific Management Inc. [Member] | Assignment Agreement
Business Acquisition [Line Items]
Number of shares issued under acquisition		470,000
Nevada Medical Group LLC (NMG) | TI Nevada
Business Acquisition [Line Items]
Number of shares issued under acquisition	2,037,879
Fair value of number of shares issued under acquisition	$ 685,788
Nevada Medical Group LLC (NMG) | Charles Fox
Business Acquisition [Line Items]
Number of shares issued under acquisition	212,121
Fair value of number of shares issued under acquisition	$ 71,383
NMG Acquisition | Benjamin Rutledge
Business Acquisition [Line Items]
Number of shares issued under acquisition	470,000
Fair value of number of shares issued under acquisition	$ 159,114